SHAREHOLDERS' DEFICIT (Detail Textuals 2)			1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 14, 2016 USD ($) Subscription_Unit $ / shares shares	Feb. 02, 2016 USD ($) $ / shares shares	Sep. 18, 2015 $ / shares $ / Warrant shares	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares
Stockholders Equity Note [Line Items]
Exercise price of warrants | $ / shares		$ 0.15
Number of shares issuance right under warrant subscripted		800
Number of basic subscription right | Subscription_Unit	17
Number of over subscription right | Subscription_Unit	0
Gross proceeds from sale of preferred stock and warrants | $	$ 4,080				$ 4,080	$ 4,080	$ 1,899,999
2016 Warrants
Stockholders Equity Note [Line Items]
Portion of proceeds from rights offering allocated to warrant liability | $				$ 451		451
Gross proceeds from sale of preferred stock and warrants | $				$ 4,080		$ 4,080
Expected volatility				259.00%		259.00%
Risk free interest rate				0.51%		0.51%
Expected term				1 year 2 months 1 day		1 year 8 months 12 days
Percentage of assumed dividend yield				0.00%		0.00%
Method pricing model				Black-Scholes option pricing model		Black-Scholes option pricing model
Proceeds from private placement | $				$ 3,629		$ 3,629
Right offering
Stockholders Equity Note [Line Items]
Number of share offered through right offering		16,615
Subscription Price | $		$ 240
Gross proceeds from sale of preferred stock and warrants | $		$ 2,500,000
Private placement | Note Purchase Agreement
Stockholders Equity Note [Line Items]
Exercise price of warrants | $ / shares			$ 0.15
Number of shares sold under private offering		1,163,141	1,163,141
Issue price per unit (in dollars per unit) | $ / Warrant			3.00
Series A Convertible Preferred Stock
Stockholders Equity Note [Line Items]
Number of shares held		831
Series B Convertible Preferred Stock
Stockholders Equity Note [Line Items]
Exercise price of warrants | $ / shares	$ 0.15
Number of shares issuance right under warrant subscripted		80
Number of shares issued	1,360
Number of common stock shares called by warrants	13,600
Number of shares held		830
Common Stock warrants
Stockholders Equity Note [Line Items]
Exercise price of warrants | $ / shares							$ 0.15
Number of common stock shares called by warrants		11,631,410					11,631,410